Related Party Disclosures (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Related Party Disclosures [Abstract]
Capital contribution		$ 1,459,604
Owing amount	$ 6,008,590		$ 4,268,857
Parent [member]
Related Party Disclosures [Abstract]
Capital contribution	$ 1,737,438